COMMITMENTS AND CONTINGENCIES (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 25,300,000	$ 18,400,000
Affordable Housing Program Obligation	35,900,000	32,700,000
Commitments outstanding to extend credit	0	0
Loans and Leases Receivable, Commitments, Variable Rates	2,000,000,000
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	16,806,000	2,691,000	$ 1,388,000
Income tax expense	19,376,000	42,205,000	35,870,000
Other Noninterest Expense	40,236,000	23,370,000	$ 27,377,000
Amortization Method Qualified Affordable Housing Project Investments, Amortization	4,200,000	2,700,000
Affordable housing contingent commitment	0	0
Estimated Litigation Liability	0	0
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	3,000,000	4,900,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	3,000,000	13,700,000
Loans and Leases Receivable, Commitments, Fixed Rates	$ 44,300,000
Loan Commitments, Fixed Interest Rate Range, Minimum	0.00%
Loan Commitments, Fixed Interest Rate Range, Maximum	21.00%
Loan Commitments, Fixed Rate, Maturities, Minimum	1 year
Loan Commitments, Fixed Rate, Maturities, Maximum	29 years
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 2,100,000,000	2,000,000,000
Minimum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates		0.0000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates		0.2100
Affordable housing investment [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	3,200,000	2,100,000
Historic tax credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	13,700,000	$ 600,000
Income tax expense	12,500,000
Other Noninterest Expense	$ 11,300,000